CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	131,909,274	128,456,466
Ordinary shares, shares outstanding	130,186,074	126,733,266
Treasury stock at cost, shares	1,723,200	1,723,200